Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies

12.Commitments and Contingencies

In the regular course of business, the Company is involved in various legal proceedings and claims incidental to the normal course of business. Management does not believe that resolution of any of these matters will materially affect the Company’s financial position or results of operations.

In conjunction with Utah Associated Municipal Power Systems (“UAMPS”) Award 8935, we entered into a Development Cost Reimbursement Agreement (“DCRA”), pursuant to which we are developing the NRC license application and performing other site licensing and development activities. Under the DCRA, we may be obligated to refund to UAMPS a percentage of its net development costs up to a specified cap, which vary based on the stage of project development, if certain performance criteria are not met. The maximum reimbursement based on the current stage of project development is $57,000. As of March 31, 2022 the net development costs incurred by UAMPS totaled $10,077. We are currently in compliance and expect to remain in compliance with all related performance criteria.

11.	Commitments and Contingencies

In the regular course of business, the Company is involved in various legal proceedings and claims incidental to the normal course of business. Management does not believe that resolution of any of these matters will materially affect the Company’s financial position or results of operations.

In conjunction with UAMPS Award 8935, we entered into a Development Cost Reimbursement Agreement (“DCRA”), pursuant to which we are developing the NRC license application and performing other site licensing and development activities. Under the DCRA, we may be obligated to refund to UAMPS a percentage of its net development costs up to a specified cap, which vary based on the stage of project development, if certain performance criteria are not met. The maximum reimbursement based on the current stage of project development is $57,000. As of December 31, 2021 the net development costs incurred by UAMPS totals $5,204. We are currently in compliance and expect to remain in compliance with all related performance criteria.

SPRING VALLEY ACQUISITION CORP
Commitments and Contingencies

Note 6 - Commitments and Contingencies

Registration and Shareholders’ Rights

Pursuant to a registration and shareholders’ rights agreement entered into on November 23, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration and shareholder rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. In addition, the underwriters reimbursed the Company an aggregate of $750,000 for costs incurred in connection with the Initial Public Offering.

Anchor Investments

Certain qualified institutional buyers or institutional accredited investors not affiliated with any member of the Company’s management (the “anchor investors”) purchased 1,980,000 Units each in the Initial Public Offering and the Company directed the underwriters to sell to the anchor investors such number of Units. Further, each of the anchor investors entered into a separate agreement with the Sponsor pursuant to which each such investor purchased membership interests in Holdco representing an indirect beneficial interest in up to 142,187 Founder Shares upon the closing of the Initial Public Offering for $495.

Contingent Fees

The Company entered into a contingent fee arrangement with one of the Company's service providers in connection with the search for a prospective initial Business Combination. Per the arrangement, fees for services performed were contingent upon the closing of a Business Combination and therefore not included as liabilities on the accompanying condensed consolidated balance sheets. As of March 31, 2022 and December 31, 2021, these fees were approximately $0 and $4.0 million, respectively.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 global pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these condensed consolidated financial statements. The condensed consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these condensed consolidated financial statements.

Note 6 - Commitments And Contingencies

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 global pandemic on the industry and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, its results of operations and/or search for a target company, the specific impact is not readily determinable as of the date of these consolidated financial statements. The consolidated financial statements do not include any adjustments that might result from the outcome of this uncertainty.

Registration and Shareholders’ Rights

Pursuant to a registration and Shareholders’ rights agreement entered into on November 23, 2020, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any Class A ordinary shares issuable upon the exercise of the Private Placement Warrants and warrants that may be issued upon conversion of the Working Capital Loans) will be entitled to registration rights. The holders of a majority of these securities are entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to completion of a Business Combination. However, the registration and shareholder rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The registration and shareholder rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The underwriter is entitled to a deferred fee of $0.35 per Unit, or $8,050,000 in the aggregate. The deferred fee will become payable to the underwriter from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement. In addition, the underwriters reimbursed the Company an aggregate of $750,000 for costs incurred in connection with the Initial Public Offering.

Anchor Investments

Certain qualified institutional buyers or institutional accredited investors not affiliated with any member of the Company’s management (the “anchor investors”) purchased 1,980,000 Units each in the Initial Public Offering and the Company directed the underwriters to sell to the anchor investors such number of Units. Further, each of the anchor investors entered into a separate agreement with the Sponsor pursuant to which each such investor purchased membership interests in Holdco representing an indirect beneficial interest in up to 142,187 Founder Shares upon the closing of the Initial Public Offering for $495.

Contingent Fees

The Company entered into a contingent fee arrangement with one of the Company's service providers in connection with the search for a prospective initial Business Combination. Per the arrangement, fees for services performed were contingent upon the closing of a Business Combination and therefore not included as liabilities on the accompanying balance sheets. As of December 31, 2021, these fees were approximately $4.0 million. There were no such fees outstanding under the arrangement as of December 31, 2020.